HARRIS INSIGHT(R) FUNDS


Supplement dated May 12, 2004 to the Statement of Additional Information
                           dated May 1, 2004


     The following chart replaces the corresponding portion of the chart on page 32 in the section entitled Trustees and Executive Officers.


                  TERM                                 NUMBER OF
                  OF OFFICE                            PORTFOLIOS IN
NAME,             AND YEAR                             FUND COMPLEX
POSITION(S) WITH  FIRST ELECTED  PRINCIPAL             OVERSEEN
TRUST AND AGE AT  OR APPOINTED   OCCUPATION(S) DURING  BY        OTHER
MAY 12, 2004      TO OFFICE      PAST FIVE YEARS       TRUSTEE   DIRECTOR-
                                                                 SHIPS

OFFICERS OF THE TRUST:

Peter P.          Since 2001    Senior Vice President,   N/A       N/A
Capaccio, 47,                   Harris Trust and
President                       Savings Bank.
111 W. Monroe
Street
Chicago, IL
60603

Ishwar D. Gupta,  Since 2001    Senior Vice President,   N/A       N/A
61, Vice                        Harris Trust and
President and                   Savings Bank.
Assistant
Secretary
111 W. Monroe
Street
Chicago, IL
60603

Merrill J.                      Vice President, Harris   N/A       N/A
Sklenar, 58,                    Trust and Savings
Treasurer and     Since May     Bank.
Principal           2004
Financial and
Accounting
Officer;
Vice President    Since 2001
and Assistant
Secretary
111 W. Monroe
Street
Chicago, IL
60603

David C.          Since 2001    Vice President and       N/A       N/A
Lebisky, 31,                    Director, PFPC Inc.
Secretary                       (mutual fund
103 Bellevue                    administrator).
Parkway
Wilmington, DE
19809

Thomas J. Ryan,    Since May     Vice President and      N/A      N/A
62, Assistant        2004        Director of
Treasurer                        Accounting, PFPC Inc.
103 Bellevue
Parkway
Wilmington, DE
19809